EQUITY - Preferred Securities Held by Brookfield (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025
Disclosure of classes of share capital [line items]
Beginning balance	$ 15,311	$ 15,321	$ 17,308
Ending balance	15,439	15,311	15,321
Preferred securities
Disclosure of classes of share capital [line items]
Beginning balance	740	740	740
Ending balance	$ 740	$ 740	$ 740